Consolidated Changes in Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement of changes in equity [abstract]
Deferred income tax expense (benefit) relating to cash flow hedges included in other comprehensive income	$ (359)
Deferred income tax expense (benefit) related to remeasurement of defined benefit plan included in other comprehensive income	173
Deferred income tax expense (benefit) related to cumulative translation adjustments	0
Deferred income tax expense (benefit) related to net investments in foreign operations	45
Income tax expense (benefit) related to share-based compensation through deficit	$ (3)